Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-Current Liabilities
Schedule of other noncurrent liabilities

	December 31,	December 31,
	2020	2021
Deferred revenue	677,824	1,451,313
Warranty liabilities	655,500	1,444,551
Deferred government grants	326,373	312,837
Non-current finance lease liabilities	55,107	31,646
Deferred construction allowance	49,484	12,298
Others	85,618	287,813
Total	1,849,906	3,540,458